Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Equity [Abstract]
Schedule of Common Stock Reserved For Future Issuance

We have reserved shares of common stock, on an as-if converted basis, for future issuance as of January 31, 2018:

Conversion of outstanding convertible preferred stock	100,350,008
Warrants to purchase convertible preferred stock	22,468
Warrants to purchase common stock	18,061
Options issued and outstanding	19,831,715
RSUs outstanding	23,080,543
Remaining shares available for future issuance under the 2011 Plan	709,263

Total shares of common stock reserved	144,012,058

Schedule Of Equity Award Available For Grant

The equity awards available for grant for the periods presented were as follows:

	Year Ended January 31,
	2017	2018
Available at beginning of fiscal year	363,832	500,358
Awards authorized	10,285,961	5,250,000
Options granted	(3,103,240)	(649,000)
Options canceled/expired(1)	3,896,909	1,858,162
RSUs granted	(12,013,428)	(8,180,020)
RSUs cancelled	1,070,324	1,929,763

Available at end of fiscal year	500,358	709,263

(1)	Included in options canceled/expired are 39,584 shares which were repurchased from one employee during the year ended January 31, 2017 for an aggregate amount of $0.1 million.

Summary Of Stock Option Granted And Weighted Average Assumption To Compute Fair Value Of Options

Black-Scholes option pricing model. The following weighted-average assumptions were used for the periods presented:

	Year Ended January 31,
	2016	2017	2018
Risk-free interest rate	1.29% - 1.94%	1.25% - 2.19%	1.86% - 2.17%
Expected dividend yield	—	—	—
Expected life of option (in years)	4.58 - 6.06	6.05	6.05
Expected volatility	46.79% - 48.11%	45.77% - 48.58%	44.99% - 45.53%

Stock option activity

Option activity for the six months ended July 31, 2018, was as follows:

	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Balances at January 31, 2018	19,831,715	$11.44	6.62	$152,754
Options exercised	(1,399,171)	7.30
Options canceled/expired	(310,770)	11.26

Balances at July 31, 2018	18,121,774	$11.76	6.32	$763,646

Vested and expected to vest at July 31, 2018	17,774,197	$11.65	6.28	$750,982
Exercisable at July 31, 2018	14,385,928	$10.38	5.95	$626,130

Option activity for the years ended January 31, 2017 and 2018, was as follows:

	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Balances at January 31, 2016	30,099,436	8.92	7.96	272,510
Options granted	3,103,240	18.21
Options exercised	(2,043,682)	3.98
Options canceled/expired	(3,857,325)	12.07

Balances at January 31, 2017	27,301,669	9.89	6.80	222,445
Options granted	649,000	16.25
Options exercised	(6,260,792)	4.23
Options canceled/expired	(1,858,162)	14.74

Balances at January 31, 2018	19,831,715	$11.44	6.62	152,754

Vested and expected to vest at January 31, 2018	19,522,105	$11.36	6.59	151,812
Exercisable at January 31, 2018	14,032,241	9.37	6.07	137,138

Stock Options by Exercise Price Range

Our stock options outstanding as of January 31, 2018 were as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
$0.15 to $2.14	3,940,939	4.52	$1.55	3,890,938	$1.54
$4.05 to $7.55	3,257,909	5.97	5.95	3,174,861	5.95
$10.41 to $12.86	2,756,953	6.23	12.16	2,266,346	12.12
$13.43 to $16.65	5,169,468	7.31	16.11	2,632,045	15.94
$17.34 to $18.87	4,706,446	8.41	17.95	2,068,051	17.95

	19,831,715	6.62	$11.44	14,032,241	$9.37

Schedule Of Stock Based Compensation Expense

Stock-based compensation expense for stock options awards for the years ended January 31, 2016, 2017 and 2018 was as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
Cost of revenue	$2,371	$2,211	$1,887
Sales and marketing	10,617	11,187	9,386
Research and development	8,221	10,161	4,896
General and administrative	11,455	11,884	13,578

	$32,664	$35,443	$29,747

RSU activity

RSU activity for the six months ended July 31, 2018, was as follows:

	Number of Units	Weighted- Average Grant Date Fair Value
Unvested at January 31, 2018	23,080,543	$17.54
Granted	6,546,327	54.66
Vested	(9,876,534)	17.67
Canceled	(680,674)	19.37

Unvested at July 31, 2018	19,069,662	$29.49

A summary of RSUs outstanding and unvested under the 2011 Plan for the years ended January 31, 2016, 2017 and 2018, was as follows:

	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding and unvested at January 31, 2016	5,887,182	$17.21
RSUs granted	12,013,428	18.04
RSUs cancelled	(1,070,324)	17.31

Outstanding and unvested at January 31, 2017	16,830,286	17.80
RSUs granted	8,180,020	17.04
RSUs cancelled	(1,929,763)	17.71

Outstanding and unvested at January 31, 2018	23,080,543	$17.54